Vendor Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Vendor Deposits [Abstract]
VENDOR DEPOSITS

NOTE 6—VENDOR DEPOSITS

Deposits with vendors represent cash on deposit with one vendor arising from accumulated rebates paid by the vendor. The deposits are used by the vendor to seek to secure the Company's purchases. The deposit can be withdrawn at any time up to the amount of the Company's credit line with the vendor. Alternatively, the Company could secure their credit line with a floor plan line from a lender and withdraw all its deposits. The Company has elected to leave the deposits with the vendor on which it earns interest income.

Prior to obtaining an open line of credit with a major vendor, the Company paid in advance for its purchases. The vendor did not ship product to the Company until an order was complete. As a result, the vendor held Company funds. A second vendor uses the Company's vendor deposit account as collateral. Orders from this vendor exceeded the deposit account and the Company prepaid for some orders. Vendor deposits as of March 31, 2021 and December 31, 2020 were $742,926 and $547,648, respectively.

NOTE 6—VENDOR DEPOSITS

Deposits with vendors represent cash on deposit with one vendor arising from accumulated rebates paid by the vendor. The deposits are used by the vendor to seek to secure the Company's purchases. The deposit can be withdrawn at any time up to the amount of the Company's credit line with the vendor. Alternatively, the Company could secure their credit line with a floor plan line from a lender and withdraw all its deposits. The Company has elected to leave the deposits with the vendor on which it earns interest income.

Prior to obtaining an open line of credit with a major vendor, the Company paid in advance for its purchases. The vendor did not ship product to the Company until an order was complete. As a result, the vendor held Company funds. A second vendor uses the Company's vendor deposit account as collateral. Orders from this vendor exceeded the deposit account and the Company prepaid for some orders. Vendor deposits as of December 31, 2020 and 2019 were $547,648 and $294,960, respectively.